Summary of Significant Accounting Policies (Components of Basic and Diluted Net Loss Per Common Share) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Line Items]
Net loss available to common stockholders-basic and diluted	$ (7,285)	$ (6,968)	$ (35,435)	$ (12,090)	$ (61,086)
Weighted average number of common shares outstanding-basic and diluted	40,345,884	8,612,684	8,750,540	7,978,304	10,417,392